June 14, 2007

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Preliminary Information Statement for Calvert Variable Series, Inc. Ameritas MidCap Value Portfolio SEC File Nos. 2-80154 and 811-3591

Ladies and Gentlemen:

The above Registrant filed today electronically on EDGAR a Preliminary Information Statement on Schedule 14C for Calvert Variable Series, Inc. Ameritas MidCap Value Portfolio (the "Fund") pursuant to Rule 14(c) under the Securities Exchange Act of 1934. Its purpose is to revise the disclosure about the subadvisor management of the Fund.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

                                                            Truly Yours,

                                                            Ivy Wafford Duke
                                                            Associate General Counsel

cc:        Sally Samuel